Note 9 - Convertible Notes Payable and Credit Facility (Details) (USD $)	1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended																	5 Months Ended				1 Months Ended	3 Months Ended		1 Months Ended						1 Months Ended				1 Months Ended		3 Months Ended		6 Months Ended	1 Months Ended			1 Months Ended					1 Months Ended
	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Dec. 31, 2013	Nov. 20, 2013	Nov. 25, 2013	Oct. 21, 2013	Sep. 30, 2013	Aug. 30, 2013	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 16, 2014	Dec. 29, 2013	Dec. 31, 2011	Dec. 02, 2013 Matures November 302014 [Member] Convertible Notes Payable [Member]	Jan. 02, 2014 Matures December 312014 [Member] Convertible Notes Payable [Member]	Feb. 02, 2014 Matures January 312015 [Member] Convertible Notes Payable [Member]	Mar. 02, 2014 Matures February 282015 [Member] Convertible Notes Payable [Member]	Nov. 02, 2013 Matures October 312014 [Member] Convertible Notes Payable [Member]	Mar. 02, 2014 Matures Between October 312014 And February 282015 [Member] Convertible Notes Payable [Member]	May 02, 2014 Matures April 302015 [Member] Convertible Notes Payable [Member]	Jun. 02, 2014 Matures May 312015 [Member] Convertible Notes Payable [Member]	Apr. 02, 2014 Matures March 312015 [Member] Convertible Notes Payable [Member]	Jun. 02, 2014 Matures Between February 282015 And May 312015 [Member] Convertible Notes Payable [Member]	Jul. 01, 2014 Matures June 152015 [Member] Convertible Notes Payable [Member]	Sep. 30, 2014 Matures October 312014 And November 302014 [Member] Convertible Notes Payable [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Securities Pledged as Collateral [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2013 Warrants In Connection With December 2013 Convertible Debt [Member]	Mar. 31, 2014 Warrants In Connection With February 2014 Convertible Debt [Member]	Mar. 31, 2014 Warrants In Connection With March 2014 Convertible Debt [Member]	Dec. 31, 2013 Warrant [Member]	Mar. 18, 2014 Convertible Notes Payable [Member]	Nov. 30, 2013 Convertible Notes Payable [Member]	Oct. 31, 2013 Convertible Notes Payable [Member]	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member] Maximum [Member]	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member]	Jan. 27, 2014 Subsequent Event [Member]	Nov. 14, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Mar. 31, 2014 Previously Recorded [Member] Convertible Debt [Member]	Mar. 18, 2014 Convertible Debt [Member]	Feb. 25, 2014 Convertible Debt [Member]	Sep. 30, 2014 Convertible Debt [Member]	Mar. 31, 2014 Convertible Debt [Member]	Sep. 30, 2014 Convertible Debt [Member]	Sep. 30, 2013 Advances [Member] Minimum [Member]	Sep. 30, 2013 Advances [Member]	Feb. 15, 2011 The 2011 Credit Facility [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2013 Raw Materials [Member]	Sep. 30, 2013 Finished Goods [Member]	Sep. 30, 2013 Cash [Member]	Sep. 30, 2013 Aggregate, Cash, Raw Material, and Finished Goods [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Convertible Notes Payable				$ 250,000	$ 442,084					$ 200,000	$ 715,198		$ 715,198		$ 250,000	$ 442,084																			$ 200,000
Proceeds from Convertible Debt	300,000	200,000	100,000	250,000			200,000			200,000			600,000	201,363																															100,000
Number of Warrants Issued During Period (in Shares)				6,250,000																																														5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.02		$ 0.02	$ 0.49						$ 0.23		$ 0.23		$ 0.02	$ 0.49	$ 1.36		$ 0.02	$ 3.57																											$ 0.02		$ 0.02	$ 0.02
Debt Instrument, Interest Rate, Stated Percentage					8.00%											8.00%																								8.00%	8.00%			8.00%	8.00%				8.00%						12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.02	$ 0.02						$ 0.02		$ 0.02		$ 0.02	$ 0.02																								$ 0.02	$ 0.02		$ 0.04	$ 0.02	$ 0.02				$ 0.02	$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days													20 days		20 days	20 days																																	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)					$ 0.04								$ 0.04		$ 0.04	$ 0.04																																	$ 0.04
Equity Method Investment, Ownership Percentage																																																															9.99%
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent																120.00%																																				120.00%
Derivative Asset, Fair Value, Gross Liability				243,889	243,889						366,519		366,519		243,889	243,889																																178,000			123,000		123,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net											48,607		31,924			65,962																																			49,000		32,000
Fair Value Assumptions, Expected Volatility Rate																149.10%																				149.10%	169.10%	168.80%	149.10%
Fair Value Assumptions, Risk Free Interest Rate																0.70%																				0.70%	0.70%	0.80%	0.70%
Fair Value Assumptions, Expected Term												4 years 36 days				4 years 36 days																				4 years 36 days		4 years 36 days	4 years 36 days
Debt Instrument, Unamortized Discount					109,000											109,000																				109,000	101,000	154,000	109,000
Debt Instrument, Face Amount					650,000						940,000		940,000			650,000					30,000	30,000	30,000	30,000	30,000	150,000	20,000	20,000	20,000	60,000	10,000										60,000	30,000		200,000					300,000	200,000
Line of Credit Facility, Initiation Date									Sep. 30, 2013
Line of Credit Facility, Expiration Period									1 year
Line of Credit Facility, Maximum Borrowing Capacity									500,000					500,000																																										750,000	200,000				300,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																120.00%																																									80.00%	50.00%	65.00%	95.00%
Interest Expense																																																						500	500
Preferred Stock, Shares Issued (in Shares)																																	50		147
Line of Credit Facility, Collateral Fees, Amount									5,000
Line of Credit Facility, Administrative Fee, Percentage									0.50%
Line of Credit Facility, Administrative Fee, Amount																																																														500
Prepayment Fee, Percent									0.50%
Long-term Line of Credit					500,000			500,000	350,000		500,000		500,000	350,000		500,000																		350,000
Proceeds from Lines of Credit						50,000	50,000	100,000
Percentage of Gross Eligible Account Receivables																																																								50.00%
Gross Eligible Accounts Receivables																																																								1,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		1,000,000																													5,000,000		7,500,000	5,000,000
Debt Conversion, Original Debt, Amount																	481,242															460,000														150,000
Interest on Convertible Debt, Accrued and Converted																																$ 27,153
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																24,496,404														8,110,790